CERTAIN TRANSACTIONS (Details 1)	0 Months Ended	12 Months Ended							0 Months Ended		0 Months Ended			0 Months Ended							0 Months Ended		0 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 02, 2011 USD ($)	Oct. 14, 2011 USD ($)	Mar. 02, 2011 USD ($)	Jun. 02, 2010 USD ($)	Dec. 31, 2011 Ratiopharm [Member] USD ($)	Aug. 10, 2010 Ratiopharm [Member] USD ($)	Dec. 31, 2011 Laboratoire Theramex [Member]	Jan. 05, 2011 Laboratoire Theramex [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] EUR (€)	Dec. 31, 2011 Infarmasa [Member]	Dec. 31, 2011 Cephalon [Member]	Oct. 14, 2011 Cephalon [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwoprecentdue 2015 [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwopointfiveprecentdue 2014 [Member] USD ($)	Dec. 31, 2011 Taiyo [Member]	Jul. 14, 2011 Taiyo [Member] USD ($)	Dec. 31, 2011 Curetech [Member] USD ($)	Sep. 28, 2011 Curetech [Member] USD ($)	Dec. 31, 2011 Japanese Venture [Member]	Sep. 26, 2011 Japanese Venture [Member] USD ($)
Business Acquisition [Line Items]
Date acquired									August 10, 2010		January 5, 2011			January 26, 2011	October 14, 2011				July 14, 2011		September 28, 2011
Acquisition agreement date																							September 26, 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars						$ 6,500,000,000				$ 5,200,000,000										$ 1,092,000,000				$ 150,000,000
Purchase price in a currency other than US dollars												355,000,000	267,000,000
Amount borrowed to fund a portion of the cash component of the purchase price									1,500,000,000
Original principal amount of debt instrument		5,750,000,000			5,000,000,000		750,000,000	2,500,000,000	2,500,000,000
Business Acquisition, Percentage of Voting Interests Acquired																				100.00%		75.00%		100.00%
Equity Method Investment Unrealized Gain Included In Other Income																						78,000,000		57,000,000
Equity Method Investment Additional Investment Option Exercised																						19,000,000
Debt Conversion Original Debt Amount 2010		826,000,000	136,000,000	965,000,000													820,000,000	500,000,000
Obligation To Invest Max																					50,000,000
Convertible Debt Aggregate Amount Conversion																2,100,000,000
Equity Method Investment Ownership Percentage																						33.00%
Assets acquired
Current assets										1,218,000,000						2,855,000,000
Investment and other non-current assets										40,000,000						505,000,000
Property, plant and equipment										354,000,000						390,000,000
Identifiable intangible asset - existing product rights						2,924,000,000				1,658,000,000
Identifiable intangible asset - existing trade name										139,000,000						9,000,000
Identifiable intangible asset - existing products and trade name																2,933,000,000
Research and development in-process						1,505,000,000				501,000,000						1,505,000,000						127,000,000
Goodwill										2,795,000,000						2,874,000,000
Total assets acquired										6,705,000,000						11,062,000,000
Liabilities assumed
Current liabilities										908,000,000						956,000,000
Long-term liabilities, including deferred taxes										617,000,000						1,266,000,000
Short-term Debt																2,082,000,000
Contingent consideration																171,000,000
Total liabilities assumed										1,525,000,000						4,475,000,000
Non-controlling interests	55,000,000	148,000,000	55,000,000													76,000,000
Net assets acquired										5,180,000,000
Net assets acquired																$ 6,511,000,000
Additional Business Combination Disclosures [Abstract]
Estimated number of years of useful lives of product rights, mainly	10
Acquired Finite Lived Intangible Assets Weighted Useful Life Min																3
Acquired Finite Lived Intangible Assets Weighted Useful Life Max																12